Licensing And Collaboration Arrangements - Summary of Financial Information (Detail) - Research and Development Expense [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Licensing Agreement with MorphoSys AG [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestones		$ 8,000
Licensing Agreement with Genexine Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront Fees			$ 12,000
Licensing Agreement with MorphoSys [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront Fees			$ 3,500
Milestones	$ 1,000
Licensing Agreement with MacroGenics [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront Fees		$ 15,000